Provision for Dividends - Schedule of Provisions for Dividends (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions for Dividends [Abstract]
Provisions for dividends	$ 357,679	$ 362,218
Total	$ 357,679	$ 362,218